Document and Entity Information	Nov. 19, 2025
Cover [Abstract]
Entity Registrant Name	TREDEGAR CORP
Amendment Flag	true
Entity Central Index Key	0000850429
Document Type	8-K/A
Document Period End Date	Nov. 19, 2025
Entity Incorporation State Country Code	VA
Entity File Number	1-10258
Entity Tax Identification Number	54-1497771
Entity Address, Address Line One	1100 Boulders Parkway
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23225
City Area Code	(804)
Local Phone Number	330-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, no par value
Trading Symbol	TG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K filed by Tredegar Corporation (the “Company”) on November 20, 2025 (the “Prior 8-K”). As disclosed in the Prior 8-K, the Company’s Board of Directors elected Arijit (Bapi) DasGupta as the Company’s President and Chief Executive Officer and Frasier W. Brickhouse, II as the Company’s Vice President and Chief Financial Officer, each effective January 1, 2026. This Current Report on Form 8-K/A is being filed to reflect certain compensatory matters that were determined after filing the Prior Form 8-K.